Notes Payable	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other payables [text block] [Abstract]
NOTES PAYABLE
10.	NOTES PAYABLE

During the year ended December 31, 2020, the Company issued unsecured notes payable for total proceeds of $1,261,254 from director and officers of the Company who are also shareholders. The loans bear interest at the prime rate which was 2.45% to 3.95% per annum at December 31, 2020, compounded annually and payable quarterly, and had a maturity date of three years from the date of issuance. The notes were considered below the Company’s estimated market borrowing rate of 10% and as such, a contribution benefit of $228,497 was recorded in reserves. As of December 31, 2020, the Company had recorded $472,107 in accrued interest which was included in accounts payable and accrued liabilities.

During the year ended December 31, 2019, the Company issued unsecured notes payable for total proceeds of $2,633,667 from director and officers of the Company who are also shareholders. The loans bear interest at the prime rate which was 3.95% per annum at December 31, 2019, compounded annually and payable quarterly, and had a maturity date of three years from the date of issuance. The notes were considered below the Company’s estimated market borrowing rate of 10% and as such, a contribution benefit of $297,710 was recorded in reserves. As of December 31, 2019, the Company had recorded $249,496 in accrued interest which was included in accounts payable and accrued liabilities.

During the twelve months ended December 31, 2020, the Company recorded finance expense of $371,062 (December 31, 2019 - $257,448), related to bringing the notes to their present value.

Amount
($)
Balance at December 31, 2017	747,322
Proceeds	3,106,652
Contribution benefit	(500,921)
Finance expense	125,903
Balance at December 31, 2018	3,478,956
Proceeds	2,633,667
Repayments	(1,258,194)
Contribution benefit	(297,110)
Finance expense	257,448
Balance, December 31, 2019	4,814,767
Proceeds	1,261,254
Repayments	(336,000)
Contribution benefit	(228,497)
Finance expense	371,061
Balance, December 31, 2020	5,882,585
Current	2,975,747
Non-current	2,906,838

In May 2020, the Company received loan proceeds in the aggregate amount of $829,937 (USD$610,247) under the Paycheck Protection Program (“PPP”). The PPP, established as part of the CARES Act within the United States of America in response to the COVID-19 pandemic, provides for loans to qualifying businesses. A portion of the loans and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. No collateral or guarantees were provided in connection with the PPP loans.

The unforgiven portion of the PPP loans is payable over two years at an interest rate of 1%, with a deferral of payments for the first nine months. The Company used the proceeds for purposes consistent with the PPP. For the year ended December 31, 2020 the Company had incurred eligible payroll cost of $829,937 which were fully offset against the loan balance. Of the total loan balance, $228,269 was applied towards payroll cost capitalized as intangible assets.